STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Revenue:
Service revenue, related party	$ 0	$ 21,070	$ 0	$ 2,831,252
Service revenue	2,780,923	0	0	3,440,312
Revenue	2,780,923	21,070	0	6,271,564
Cost of revenue	(146,308)	0	0	(615,595)
Gross Profit	2,634,615	21,070		5,655,969
Operating Expenses:
General and Administrative	1,889,190	25,070	(417,407)	(1,901,336)
Operations Profit/ (Loss)	745,425	(25,070)	(417,407)	3,754,633
Other revenue/ (loss)	83,515	3,539
Other income			0	82,960
Net Profit/ (Loss) before Income Tax	828,940	(461)	(417,407)	3,837,593
Income tax expense	176,856	0	0	(1,162,556)
Net income (loss) attributable to noncontrolling interest	652,084	(461)
Income tax expense	(176,856)	0	0	1,162,556
Net Income/ (loss)	652,084	(416)	(417,407)	2,675,037
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	(51,933)	(57,060)	0	578,735
Total comprehensive Income (Loss)	$ 600,151	$ (56,599)	$ (417,407)	$ 3,253,772
Basic and Diluted Net Income (Loss) per share:	$ 0.00	$ (0.00)	$ (0.00)	$ 0.01
Weighted average number of shares outstanding; Basic and Diluted*	305,451,498	301,888,665	300,222,000	304,166,073